Debt securities in issue - Summary of changes in debt securities in issue (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Debt securities in issue [Abstract]
Opening balance	€ 91,784	€ 82,065
Additions	50,085	85,113
Redemptions / Disposals	(46,591)	(76,150)
Exchange rate differences	2,817	2,771
Other movements	(4,972)	(2,014)
Closing balance	€ 93,123	€ 91,784